                                                         File Nos.      33-21677
                                                                        811-5547

       As filed with the Securities and Exchange Commission on June 27, 1997


                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                      FORM N-1A
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/

                             Pre-Effective Amendment No.                     / /


                           Post-Effective Amendment No. 14                   /X/



                     REGISTRATION STATEMENT UNDER THE INVESTMENT             /X/
                                 COMPANY ACT OF 1940


                                  Amendment No. 17                           /X/


                             BARR ROSENBERG SERIES TRUST
                 (Exact Name of Registrant as Specified in Charter)
                       3435 Stelzer Road, Columbus, OH  43219
                      (Address of principal executive offices)

                                    510-254-6464
                (Registrant's telephone number, including area code)

          Barr M. Rosenberg                    with a copy to:
          Rosenberg Institutional              J.B. Kittredge, Jr.
              Equity Management                Ropes & Gray
          Four Orinda Way                      One International Place
          Suite 300 E                          Boston, Massachusetts 02110-2624
          Orinda, CA 94563
                       (Name and address of agent for service)
--------------------------------------------------------------------------------


     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has previously registered an indefinite number or amount of its shares of beneficial interest under the Securities Act of 1933. The Registrant filed its 24f-2 Notice for its fiscal year ended March 31, 1997 on May 30, 1997.


          It is proposed that this filing will become effective:
          Immediately upon filing pursuant to paragraph (b)
     ---

      X   On July 18, 1997 pursuant to paragraph (b)
     ---



          60 days after filing pursuant to paragraph (a)(1)

     ---

          On _______ pursuant to paragraph (a)(1)
     ---
          75 days after filing pursuant to paragraph (a)(2)
     ---
          On _______ pursuant to paragraph (a)(2), of Rule 485
     ---

     If appropriate, check the following box:

      X   This post-effective amendment designates a new effective date for a
     ---  previously filed  post-effective amendment.

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NOTE: This Post-Effective Amendment No. 14 is being filed pursuant to Rule
485(b) under the Securities Act of 1933, as amended (the "1933 Act"), solely to designate July 18, 1997 as the new effective date for Post-Effective Amendment No. 13 filed pursuant to Rule 485(a) under the 1933 Act on May 1, 1997. This Post-Effective Amendment No. 14 neither amends nor supersedes any information contained in Post-Effective Amendment No. 13.


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SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 14 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Orinda, and the State of California, on the 27th day of June, 1997.


                              BARR ROSENBERG SERIES TRUST



                              By   /s/Marlis S. Fritz
                                   _____________________
                                   Marlis S. Fritz
                                   Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the 27th day of June, 1997.



SIGNATURE                TITLE                         DATE

/s/Marlis S. Fritz       Vice President,               June 27, 1997
____________________
Marlis S. Fritz          Trustee


Kenneth Reid*            President                     June 27, 1997
Kenneth Reid             Principal Executive Officer,
                         Trustee


Po-Len Hew*              Treasurer,                    June 27, 1997
____________________
Po-Len Hew               Principal Financial Officer


Nils H. Hakansson*       Trustee                       June 27, 1997
____________________
Nils H. Hakansson


Barr M. Rosenberg*       Trustee                       June 27, 1997
____________________
Barr M. Rosenberg


William F. Sharpe*       Trustee                       June 27, 1997
____________________
William F. Sharpe

*By: /s/Marlis S. Fritz
     __________________
     Marlis S. Fritz
     Attorney-in-Fact

Date:     June 27, 1997